Financial Risk Management - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [line items]
10 basis point decrease, expected increase to net income and other comprehensive income	$ 700
Allowance account for credit losses of financial assets	1,400	$ 0	$ 0
Borrowings	3,170,977	$ 3,184,512	$ 3,097,742
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,840,613
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,173,909